Annual Fund Operating Expenses	May 01, 2026
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.22%
Royce Capital Fund - Micro-Cap Portfolio | Royce Capital Fund - Micro-Cap Portfolio - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.52%
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.18%
Royce Capital Fund - Small-Cap Portfolio | Royce Capital Fund - Small-Cap Portfolio - Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.44%